Share-Based Compensation (Tables)	9 Months Ended
Jul. 31, 2024
Share-Based Compensation [Abstract]
Schedule of Assumptions Used for Estimating the Fair Value of Options
The following table summarizes the assumptions

used for estimating the fair value of options

for the nine months ended July 31, 2024 and

July 31, 2023.
Assumptions Used for Estimating the

Fair Value of Options
(in Canadian dollars, except as noted) For the nine months ended
July 31 July 31
2024 2023
Risk-free interest rate 3.41% 2.87%
Option contractual life 10 years 10 years
Expected volatility 18.92% 18.43%
Expected dividend yield 3.78% 3.69%
Exercise price/share price $ 81.78 $ 90.55